ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           --------------------------
                                  OMB APPROVAL
                           --------------------------
                              OMB Number: 3235-0456
                            Expires: August 31, 2000
                            Estimated average burden
                           hours per response.......1
                           --------------------------


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form.




-------------------------------------------------------------------------------
          1.    Name and address of issuer:

                Van Kampen Equity Trust
                One Parkview Plaza
                Oakbrook Terrace, IL 60181


-------------------------------------------------------------------------------

           2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do
               not list series or classes):       [X]


-------------------------------------------------------------------------------

          3.   Investment Company Act File Number: 811-4805


               Securities Act File Number: 33-8122


-------------------------------------------------------------------------------

          4(a). Last day of fiscal year for which this Form is filed: June 30,
                1998


-------------------------------------------------------------------------------


          4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


             Note: If the Form is being filed late, interest must be paid on the registration fee due.





-------------------------------------------------------------------------------
          4(c). [ ] Check box if this is the last time the issuer will be filing this Form.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
          5. Calculation of registration fee:

             (i)  Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):               $ 256,031,715
                                                  ------------------------

            (ii)  Aggregate price of securities redeemed or repurchased during
                  the fiscal year:                $ 231,964,923
                                                  ------------------------

           (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
                  Commission:                     $     -0-
                                                  ------------------------

            (iv)  Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:   -$ 231,964,923
                                                  ------------------------


             (v)  Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv)
                  from Item 5(i)]:                $     24,066,792
                                                  ------------------------
 -------------------------------------------------------------------------------

            (vi)  Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv)[subtract Item
                  5(iv) from Item 5(i)]:          $     -0-
                                                  ------------------------

--------------------------------------------------------------------------------




           (vii)  Multiplier for determining registration
                  fee (See Instruction C.9):          x    .000295
                                                      ------------


          (viii)  Registration fee due [multiply Item
                  5(v) by Item 5(vii)] (enter "0" if
                  no fee is due):                    =$   7,099.70
                                                      ============

-------------------------------------------------------------------------------

          6.  Prepaid Shares

              If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

-------------------------------------------------------------------------------

          7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                 +$
                                                                   ------------
-------------------------------------------------------------------------------

          8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                       =$     7,099.70
                                                          ============
-------------------------------------------------------------------------------



          9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: September 28, 1998

                Method of Delivery:

                                    [X]     Wire Transfer
                                    [ ]     Mail or other means
-------------------------------------------------------------------------------

                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ Nicholas Dalmaso
                               ------------------------------------------
                                     Nicholas Dalmaso, Assistant Secretary.

      Date   September 28, 1998


  *Please print the name and title of the signing officer below the signature.